Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Liabilities

These leases do not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

	June 30, 2025	June 30, 2024

Operating lease right-of-use assets	$79,188	—
Operating lease liabilities – current	$79,188	—
Total operating lease liabilities	$79,188	—

The weighted-average remaining lease terms and the weighted-average discount rate of the leases are as follows:

As of June 30, 2025
Weighted-average remaining lease terms	1 year

Weighted-average discount rate	4.50%

Schedule of Summarizes the Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of June 30, 2025:

12 months ending June 30,	Operating
US$
2026	$82,307
Thereafter	—
Total lease payments	82,307
Less: imputed interest	(3,119)
Total lease liabilities	$79,188